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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number       811-08291

ISI Strategy Fund, Inc.

(Exact name of registrant as specified in charter)

666 Fifth Avenue, 11th Floor New York, New York	10103
(Address of principal executive offices)	(Zip code)

R. Alan Medaugh, President

ISI, Inc.           666 Fifth Avenue, 11th Floor          New York, New York 10103

(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600

Date of fiscal year end:        October 31, 2012

Date of reporting period:      July 31, 2012

Item 1. Schedule of Investments ISI Strategy Fund
Schedule of Investments
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21%
Consumer Discretionary - 11.66%
Auto Components - 0.18%
Allison Transmission Holdings, Inc.	1,000	$18,810
Motorcar Parts of America, Inc.*	690	3,071
Standard Motor Products, Inc.	1,290	18,137
Superior Industries International, Inc.	1,520	25,977
TRW Automotive Holdings Corp.*	1,170	45,981
		111,976

Automobiles - 0.24%
Ford Motor Co.	14,530	134,257
Winnebago Industries, Inc.*	1,640	16,613
		150,870

Diversified Consumer Services - 0.13%
ITT Educational Services, Inc.*	1,220	47,360
Weight Watchers International, Inc.	650	32,890
		80,250

Hotels, Restaurants & Leisure - 2.54%
Ameristar Casinos, Inc.	1,920	32,390
Brinker International, Inc.	900	29,169
Chipotle Mexican Grill, Inc.*	850	248,481
Choice Hotels International, Inc.	1,580	63,326
International Game Technology	170	1,924
Las Vegas Sands Corp.	5,760	209,779
Marriott International, Inc. - Class A	2,606	94,911
Marriott Vacations Worldwide Corp.*	320	9,926
McDonald's Corp.	6,186	552,781
MGM Resorts International*	3,878	36,919
Starbucks Corp.	1,080	48,902
Wyndham Worldwide Corp.	3,230	168,122
Wynn Resorts Ltd.	1,060	99,375
		1,596,005

Household Durables - 0.03%
Bassett Furniture Industries, Inc.	630	7,718
Tempur-Pedic International, Inc.*	290	8,262
		15,980

Internet & Catalog Retail - 0.63%
Amazon.com, Inc.*	70	16,331
Expedia, Inc.	1,267	72,206
Liberty Interactive Corp. - Class A*	11,920	223,262

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Consumer Discretionary - 11.66% (continued)
Internet & Catalog Retail - 0.63% (continued)
Orbitz Worldwide, Inc.*	5,170	$22,438
Overstock.com, Inc.*	1,247	10,026
TripAdvisor, Inc.*	1,357	50,765
		395,028

Leisure Equipment & Products - 0.03%
Arctic Cat, Inc.*	440	19,360

Media - 3.87%
AMC Networks, Inc. - Class A*	1,924	83,425
Cablevision Systems Corp. - New York Group - Class A	7,518	115,326
CBS Corp. - Class B - Non-Voting Shares	4,513	151,005
Comcast Corp. - Class A	9,800	318,990
DIRECTV - Class A*	9,820	487,661
Gannett Co., Inc.	4,050	57,146
Interpublic Group of Cos., Inc. (The)	75	740
Liberty Global, Inc. - Class A*	2,226	117,488
Liberty Media Corp. - Liberty Capital - Series A*	625	59,125
News Corp. - Class A	9,875	227,322
Nexstar Broadcasting Group, Inc. - Class A*	760	4,955
Scholastic Corp.	850	25,611
Sinclair Broadcast Group, Inc. - Class A	1,000	10,200
Sirius XM Radio, Inc.*	34,400	74,304
Time Warner Cable, Inc.	1,603	136,143
Time Warner, Inc.	2,530	98,974
Viacom, Inc. - Class B	1,210	56,519
Virgin Media, Inc.	6,650	182,077
Walt Disney Co. (The)	4,253	208,992
World Wrestling Entertainment, Inc. - Class A	2,040	15,810
		2,431,813

Multi-Line Retail - 0.85%
Dillard's, Inc. - Class A	1,200	78,276
Dollar General Corp.*	2,115	107,886
Dollar Tree, Inc.*	2,120	106,721
Macy's, Inc.	1,520	54,477
Nordstrom, Inc.	2,290	123,980
Target Corp.	1,061	64,350
		535,690

Specialty Retail - 2.78%
AutoZone, Inc.*	850	318,945
Bed Bath & Beyond, Inc.*	1,530	93,253
Buckle, Inc. (The)	850	32,870

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Consumer Discretionary - 11.66% (continued)
Specialty Retail - 2.78% (continued)
Chico's FAS, Inc.	2,460	$37,687
Conn's, Inc.*	990	17,672
Express, Inc.*	2,290	36,869
Finish Line, Inc. (The) - Class A	840	17,539
Gap, Inc. (The)	6,329	186,642
Hibbett Sports, Inc.*	1,270	77,178
Home Depot, Inc. (The)	4,653	242,794
Limited Brands, Inc.	5,500	261,525
Lithia Motors, Inc. - Class A	260	7,244
Lowe's Cos., Inc.	3,400	86,258
New York & Co., Inc.*	1,568	7,134
PetSmart, Inc.	1,120	74,043
Ross Stores, Inc.	220	14,617
Systemax, Inc.*	2,031	25,327
Tiffany & Co.	930	51,085
TJX Cos., Inc.	1,240	54,907
Williams-Sonoma, Inc.	1,360	47,260
Zale Corp.*	1,790	5,406
Zumiez, Inc.*	1,440	52,315
		1,748,570

Textiles, Apparel & Luxury Goods - 0.38%
Coach, Inc.	840	41,437
NIKE, Inc. - Class B	2,130	198,836
		240,273

Consumer Staples - 8.30%
Beverages - 1.65%
Coca-Cola Co. (The)	5,530	446,824
Coca-Cola Enterprises, Inc.	3,080	90,306
Dr Pepper Snapple Group, Inc.	3,618	164,908
PepsiCo, Inc.	4,628	336,594
		1,038,632

Food & Staples Retailing - 2.24%
CVS Caremark Corp.	5,190	234,847
Kroger Co. (The)	2,120	47,000
Pantry, Inc. (The)*	490	6,973
Sysco Corp.	1,690	49,669
Wal-Mart Stores, Inc.	12,016	894,351
Walgreen Co.	1,960	71,266

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Consumer Staples - 8.30% (continued)
Food & Staples Retailing - 2.24% (continued)
Whole Foods Market, Inc.	1,120	$102,794
		1,406,900

Food Products - 1.25%
General Mills, Inc.	4,096	158,515
Hershey Co. (The)	1,623	116,434
Hormel Foods Corp.	4,416	123,251
Kraft Foods, Inc. - Class A	6,230	247,393
McCormick & Co., Inc. - Non-Voting Shares	1,358	82,675
Omega Protein Corp.*	1,100	9,163
Smart Balance, Inc.*	1,680	15,994
Tyson Foods, Inc. - Class A	2,020	30,320
		783,745

Household Products - 1.31%
Colgate-Palmolive Co.	1,970	211,499
Kimberly-Clark Corp.	230	19,990
Procter & Gamble Co. (The)	9,191	593,187
		824,676

Personal Products - 0.02%
Revlon, Inc. - Class A*	930	13,531

Tobacco - 1.83%
Altria Group, Inc.	6,172	222,007
Philip Morris International, Inc.	7,219	660,105
Reynolds American, Inc.	4,376	202,478
Vector Group Ltd.	3,770	64,052
		1,148,642

Energy - 6.13%
Energy Equipment & Services - 0.58%
Bristow Group, Inc.	940	43,024
Halliburton Co.	3,480	115,292
Newpark Resources, Inc.*	2,390	16,324
Parker Drilling Co.*	6,270	29,030
Schlumberger Ltd.	710	50,595
SEACOR Holdings, Inc.*	850	72,207
Unit Corp.*	930	36,977
		363,449

Oil, Gas & Consumable Fuels - 5.55%
Alon USA Energy, Inc.	3,290	35,927
Amyris, Inc.*	3,170	12,268
Anadarko Petroleum Corp.	566	39,303

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Energy - 6.13% (continued)
Oil, Gas & Consumable Fuels - 5.55% (continued)
Berry Petroleum Co. - Class A	750	$28,515
BPZ Resources, Inc.*	6,540	14,911
Chevron Corp.	6,742	738,788
ConocoPhillips	7,830	426,265
Contango Oil & Gas Co.*	850	50,363
Crosstex Energy, Inc.	2,620	35,344
Devon Energy Corp.	540	31,925
Enbridge Energy Management LLC*	1,282	40,960
Energy XXI (Bermuda) Ltd.	1,520	47,394
Exxon Mobil Corp.	15,631	1,357,552
Green Plains Renewable Energy, Inc.*	1,660	7,370
Kinder Morgan, Inc.	1,020	36,526
Marathon Petroleum Corp.	1,901	89,917
McMoRan Exploration Co.*	1,040	13,582
Occidental Petroleum Corp.	850	73,976
Phillips 66	4,115	154,724
Rex Energy Corp.*	1,240	15,723
Ship Finance International Ltd.	462	6,690
Spectra Energy Corp.	1,490	45,728
Uranium Resources, Inc.*	840	672
USEC, Inc.*	840	806
W&T Offshore, Inc.	2,030	37,535
Western Refining, Inc.	5,040	118,591
World Fuel Services Corp.	750	30,368
		3,491,723

Financials - 13.94%
Capital Markets - 1.44%
American Capital Ltd.*	10,180	101,393
BlackRock, Inc.	1,996	339,839
Calamos Asset Management, Inc. - Class A	1,121	11,849
Charles Schwab Corp. (The)	2,325	29,365
FXCM, Inc. - Class A	1,000	10,500
Goldman Sachs Group, Inc. (The)	980	98,882
Invesco Ltd.	3,741	82,788
New Mountain Finance Corp.	600	8,526
SEI Investments Co.	5,396	114,287
SWS Group, Inc.	940	5,386

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Financials - 13.94% (continued)
Capital Markets - 1.44% (continued)
TD Ameritrade Holding Corp.	6,490	$103,321
		906,136

Commercial Banks - 2.35%
Banner Corp.	980	22,275
CapitalSource, Inc.	15,560	101,918
Centerstate Banks, Inc.	326	2,527
Citizens Republic Bancorp, Inc.*	1,880	33,840
Cullen/Frost Bankers, Inc.	2,463	136,229
Fifth Third Bancorp	1,770	24,461
First Busey Corp.	4,002	18,649
First Horizon National Corp.	9,590	78,926
FirstMerit Corp.	2,880	46,656
MainSource Financial Group, Inc.	500	5,840
MB Financial, Inc.	3,160	63,800
Mercantile Bank Corp.*	480	7,949
MetroCorp Bancshares, Inc.*	1,000	10,340
Pacific Continental Corp.	1,020	9,415
Pinnacle Financial Partners, Inc.*	1,760	34,408
Popular, Inc.*	94	1,417
PrivateBancorp, Inc.	2,620	40,138
Republic Bancorp, Inc. - Class A	1,104	26,066
Southwest Bancorp, Inc.*	1,080	9,936
Sterling Financial Corp.*	3,160	63,390
Susquehanna Bancshares, Inc.	4,012	42,768
SVB Financial Group*	2,140	123,713
Synovus Financial Corp.	17,180	32,642
Union First Market Bankshares Corp.	1,457	22,248
United Community Banks, Inc.*	3,040	20,702
US Bancorp	370	12,395
Webster Financial Corp.	2,460	50,479
Wells Fargo & Co.	12,793	432,531
		1,475,658

Consumer Finance - 1.37%
American Express Co.	6,330	365,304
DFC Global Corp.*	1,950	37,382
Discover Financial Services	5,040	181,238
SLM Corp.	17,370	277,746
		861,670

Diversified Financial Services - 1.62%
Bank of America Corp.	21,801	160,019

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Financials - 13.94% (continued)
Diversified Financial Services - 1.62% (continued)
CBOE Holdings, Inc.	2,800	$79,800
Citigroup, Inc.	3,600	97,668
CME Group, Inc.	3,660	190,723
Interactive Brokers Group, Inc. - Class A	2,530	35,040
JPMorgan Chase & Co.	12,541	451,476
Resource America, Inc. - Class A	1,110	6,738
		1,021,464

Insurance - 3.36%
Allstate Corp. (The)	1,950	66,885
American Equity Investment Life Holding Co.	3,890	45,396
American International Group, Inc.*	3,950	123,516
American National Insurance Co.	220	15,495
American Safety Insurance Holdings Ltd.*	580	10,353
Assured Guaranty Ltd.	1,890	22,642
Berkshire Hathaway, Inc. - Class B*	5,760	488,678
Brown & Brown, Inc.	6,790	171,380
Cincinnati Financial Corp.	3,912	148,030
CNA Financial Corp.	3,390	88,513
CNO Financial Group, Inc.	13,000	107,770
Employers Holdings, Inc.	1,818	32,506
FBL Financial Group, Inc. - Class A	900	27,855
Loews Corp.	6,550	259,314
Maiden Holdings Ltd.	2,560	21,734
PartnerRe Ltd.	1,480	107,211
Presidential Life Corp.	1,000	13,890
ProAssurance Corp.	1,638	146,716
Protective Life Corp.	4,270	119,176
Prudential Financial, Inc.	363	17,526
SeaBright Holdings, Inc.	1,250	10,538
StanCorp Financial Group, Inc.	81	2,411
Symetra Financial Corp.	5,300	61,639
		2,109,174

Real Estate Investment Trusts - 3.06%
American Capital Agency Corp.	5,380	189,053
American Tower Corp.	1,610	116,419
Ashford Hospitality Trust, Inc.	3,780	28,841
FelCor Lodging Trust, Inc.*	6,176	29,892
First Industrial Realty Trust, Inc.*	4,330	55,164
General Growth Properties, Inc.	29,540	535,265
Hatteras Financial Corp.	1,178	34,457

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Financials - 13.94% (continued)
Real Estate Investment Trusts - 3.06% (continued)
iStar Financial, Inc.*	4,680	$31,450
Macerich Co. (The)	1,110	64,835
National Retail Properties, Inc.	2,070	61,065
Newcastle Investment Corp.	1,080	8,046
NorthStar Realty Finance Corp.	7,440	40,995
Parkway Properties Inc.	1,000	11,130
Pennsylvania Real Estate Investment Trust	2,000	28,720
Public Storage	3,200	476,640
RAIT Financial Trust	2,780	12,899
Simon Property Group, Inc.	900	144,441
Strategic Hotels & Resorts, Inc.*	4,420	26,785
Taubman Centers, Inc.	350	27,132
		1,923,229

Real Estate Management & Development - 0.06%
CBRE Group, Inc. - Class A*	2,510	39,106

Thrifts & Mortgage Finance - 0.68%
BankFinancial Corp.	1,000	7,860
Capitol Federal Financial, Inc.	6,400	75,008
Doral Financial Corp.*	7,220	9,819
First Financial Holdings, Inc.	925	10,915
First Financial Northwest, Inc.*	640	5,248
Flagstar Bancorp, Inc.*	840	731
Fox Chase Bancorp, Inc.	450	6,705
Kaiser Federal Financial Group, Inc.	530	7,706
New York Community Bancorp, Inc.	18,180	235,977
OceanFirst Financial Corp.	1,000	13,610
Oritani Financial Corp.	2,512	35,394
Radian Group, Inc.	2,540	7,112
SI Financial Group, Inc.	360	4,212
TFS Financial Corp.*	510	4,799
		425,096

Health Care - 9.36%
Biotechnology - 1.45%
Acorda Therapeutics, Inc.*	2,460	59,212
Agenus, Inc.*	1,280	6,182
Alexion Pharmaceuticals, Inc.*	500	52,425
Amgen, Inc.	3,420	282,492
Biogen Idec, Inc.*	890	129,789
Celgene Corp.*	1,000	68,460
Dusa Pharmaceuticals, Inc.*	1,000	5,470

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Health Care - 9.36% (continued)
Biotechnology - 1.45% (continued)
Incyte Corp.*	3,390	$84,716
Momenta Pharmaceuticals, Inc.*	1,650	23,463
Myriad Genetics, Inc.*	410	10,189
Regeneron Pharmaceuticals, Inc.*	440	59,246
Spectrum Pharmaceuticals, Inc.*	1,490	20,845
Trius Therapeutics, Inc.*	1,000	5,510
United Therapeutics Corp.*	1,880	102,986
		910,985

Health Care Equipment & Supplies - 0.70%
Baxter International, Inc.	422	24,691
Cerus Corp.*	3,060	9,241
IDEXX Laboratories, Inc.*	2,783	245,377
Intuitive Surgical, Inc.*	20	9,630
Meridian Bioscience, Inc.	2,545	42,527
RTI Biologics, Inc.*	3,111	11,075
Sirona Dental Systems, Inc.*	1,140	49,282
Staar Surgical Co.*	1,630	8,378
STERIS Corp.	1,388	41,821
		442,022

Health Care Providers & Services - 2.28%
Amedisys, Inc.*	1,690	20,601
AmerisourceBergen Corp.	8,060	319,982
Community Health Systems, Inc.*	3,100	76,291
Express Scripts Holding Co.*	996	57,708
HCA Holdings, Inc.*	4,350	115,188
Health Management Associates, Inc. - Class A*	9,930	65,339
Health Net, Inc.*	1,440	31,709
HealthSouth Corp.*	2,260	50,624
LifePoint Hospitals, Inc.*	1,610	61,373
Magellan Health Services, Inc.*	1,780	85,796
McKesson Corp.	1,020	92,545
MEDNAX, Inc.*	1,650	109,114
Owens & Minor, Inc.	840	23,696
Select Medical Holdings Corp.*	6,530	69,545
Skilled Healthcare Group, Inc. - Class A*	1,985	10,779
Sun Healthcare Group, Inc.*	1,560	13,042
Team Health Holdings, Inc.*	4,080	108,936
Tenet Healthcare Corp.*	3,092	14,285
UnitedHealth Group, Inc.	1,600	81,744

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Health Care - 9.36% (continued)
Health Care Providers & Services - 2.28% (continued)
Universal American Corp.*	2,660	$23,834
		1,432,131

Health Care Technology - 0.03%
Omnicell, Inc.*	1,270	16,574

Life Sciences Tools & Services - 0.04%
Bruker Corp.*	2,040	24,113

Pharmaceuticals - 4.86%
Abbott Laboratories	3,856	255,691
Allergan, Inc.	791	64,917
Bristol-Myers Squibb Co.	10,033	357,175
Eli Lilly & Co.	2,190	96,426
Forest Laboratories, Inc.*	5,460	183,183
Johnson & Johnson	10,908	755,052
Medicis Pharmaceutical Corp. - Class A	2,040	67,157
Merck & Co., Inc.	10,872	480,216
Pfizer, Inc.	30,280	727,931
Salix Pharmaceuticals Ltd.*	1,190	53,336
Transcept Pharmaceuticals, Inc.*	1,040	6,334
ViroPharma, Inc.*	420	9,118
		3,056,536

Industrials - 6.26%
Aerospace & Defense - 1.31%
AAR Corp.	1,652	23,475
Boeing Co. (The)	1,100	81,301
Honeywell International, Inc.	2,979	172,931
Huntington Ingalls Industries, Inc.*	598	23,316
Lockheed Martin Corp.	870	77,665
Northrop Grumman Corp.	3,581	237,062
Taser International, Inc.*	1,700	9,197
United Technologies Corp.	2,638	196,373
		821,320

Air Freight & Logistics - 0.29%
Pacer International, Inc.*	1,000	4,200
United Parcel Service, Inc. - Class B	2,380	179,952
		184,152

Airlines - 0.07%
Allegiant Travel Co.*	280	19,897
SkyWest, Inc.	2,860	20,020

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Industrials - 6.26% (continued)
Airlines - 0.07% (continued)
United Continental Holdings, Inc.*	372	$7,027
		46,944

Building Products - 0.11%
Griffon Corp.	3,900	34,281
Simpson Manufacturing Co., Inc.	1,360	32,966
		67,247

Commercial Services & Supplies - 0.29%
ABM Industries, Inc.	330	6,138
Corrections Corp. of America	2,047	63,621
Geo Group, Inc. (The)*	2,370	54,794
United Stationers, Inc.	1,950	49,160
US Ecology, Inc.	360	7,020
		180,733

Construction & Engineering - 0.04%
Tutor Perini Corp.*	2,150	24,424

Electrical Equipment - 0.00%
A123 Systems, Inc.*	2,660	1,170

Industrial Conglomerates - 1.42%
3M Co.	2,086	190,306
General Electric Co.	33,730	699,897
		890,203

Machinery - 0.92%
Actuant Corp. - Class A	1,610	45,820
Caterpillar, Inc.	3,027	254,904
Graco, Inc.	1,360	62,397
Illinois Tool Works, Inc.	1,011	54,938
Joy Global, Inc.	623	32,359
Mueller Industries, Inc.	1,870	79,718
Sauer-Danfoss, Inc.	850	30,761
Terex Corp.*	940	18,330
		579,227

Professional Services - 0.20%
FTI Consulting, Inc.*	70	1,787
Mistras Group, Inc.*	930	20,906
Pendrell Corp.*	6,460	7,171
Verisk Analytics, Inc. - Class A*	1,930	96,983
		126,847

Road & Rail - 0.74%
Knight Transportation, Inc.	2,320	35,566

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Industrials - 6.26% (continued)
Road & Rail - 0.74% (continued)
Landstar System, Inc.	2,560	$126,489
RailAmerica, Inc.*	2,580	70,769
Union Pacific Corp.	1,890	231,733
		464,557

Trading Companies & Distributors - 0.87%
DXP Enterprises, Inc.*	850	37,570
Fastenal Co.	7,356	317,191
Titan Machinery, Inc.*	340	9,670
Watsco, Inc.	1,130	76,772
WESCO International, Inc.*	1,950	108,634
		549,837

Information Technology - 11.66%
Communications Equipment - 0.64%
Brocade Communications Systems, Inc.*	5,120	25,446
Cisco Systems, Inc.	11,400	181,830
Comtech Telecommunications Corp.	810	22,129
F5 Networks, Inc.*	150	14,007
JDS Uniphase Corp.*	420	4,133
Motorola Solutions, Inc.	1,700	82,178
NETGEAR, Inc.*	570	19,739
Oclaro, Inc.*	361	1,011
QUALCOMM, Inc.	850	50,728
		401,201

Computers & Peripherals - 3.21%
Apple, Inc.*	3,023	1,846,327
Datalink Corp.*	1,020	8,027
EMC Corp.*	2,010	52,682
Lexmark International, Inc. - Class A	1,350	23,612
QLogic Corp.*	3,050	35,197
STEC, Inc.*	3,410	27,519
Synaptics, Inc.*	900	23,742
		2,017,106

Electronic Equipment, Instruments & Components - 0.55%
Anixter International, Inc.	170	9,675
AVX Corp.	2,630	25,616
Brightpoint, Inc.*	3,380	30,319
Insight Enterprises, Inc.*	2,030	34,023
Itron, Inc.*	490	19,095
Plexus Corp.*	850	24,412

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Information Technology - 11.66% (continued)
Electronic Equipment, Instruments & Components - 0.55% (continued)
Power-One, Inc.*	5,220	$26,100
ScanSource, Inc.*	1,334	38,512
Tech Data Corp.*	2,179	109,168
Vishay Intertechnology, Inc.*	2,800	27,636
		344,556

Internet Software & Services - 1.22%
Earthlink, Inc.	5,930	40,620
Google, Inc. - Class A*	1,006	636,768
j2 Global, Inc.	1,300	38,909
NIC, Inc.*	1,830	24,632
ValueClick, Inc.*	760	11,940
XO Group, Inc.*	1,882	16,204
		769,073

IT Services - 2.26%
CACI International, Inc. - Class A*	840	47,418
Cardtronics, Inc.*	343	10,637
DST Systems, Inc.	2,120	114,268
Fidelity National Information Services, Inc.	230	7,231
Forrester Research, Inc.	980	27,969
Heartland Payment Systems, Inc.	1,362	43,175
International Business Machines Corp.	4,864	953,247
Teradata Corp.*	1,633	110,424
Visa, Inc. - A Shares	830	107,128
		1,421,497

Semiconductors & Semiconductor Equipment - 1.32%
GT Advanced Technologies, Inc.*	3,960	20,275
Intel Corp.	19,069	490,073
Micron Technology, Inc.*	2,490	15,463
OmniVision Technologies, Inc.*	2,120	29,722
Texas Instruments, Inc.	8,545	232,766
Veeco Instruments, Inc.*	1,140	40,710
		829,009

Software - 2.46%
ANSYS, Inc.*	3,103	186,056
Blackbaud, Inc.	1,390	37,502
Microsoft Corp.	25,922	763,921
Oracle Corp.	12,649	382,000
Pegasystems, Inc.	800	22,224
Quest Software, Inc.*	500	13,970
Tyler Technologies, Inc.*	840	32,777

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Information Technology - 11.66% (continued)
Software - 2.46% (continued)
VMware, Inc. - Class A*	1,010	$91,668
Websense, Inc.*	940	14,109
		1,544,227

Materials - 2.38%
Chemicals - 1.61%
A. Schulman, Inc.	1,568	34,276
Airgas, Inc.	100	7,932
CF Industries Holdings, Inc.	240	46,982
Cytec Industries, Inc.	1,343	82,675
Dow Chemical Co. (The)	3,449	99,262
EI du Pont de Nemours & Co.	2,540	126,238
Flotek Industries, Inc.*	2,570	25,109
Georgia Gulf Corp.	770	25,241
Huntsman Corp.	3,630	45,920
Innophos Holdings, Inc.	850	49,274
Olin Corp.	2,788	56,429
PolyOne Corp.	3,627	53,426
Praxair, Inc.	110	11,414
Rockwood Holdings, Inc.	1,538	68,010
RPM International, Inc.	3,798	100,647
W.R. Grace & Co.*	3,151	176,582
		1,009,417

Containers & Packaging - 0.14%
Graphic Packaging Holding Co.*	185	1,036
Silgan Holdings, Inc.	2,030	83,656
		84,692

Metals & Mining - 0.63%
Freeport-McMoRan Copper & Gold, Inc.	5,231	176,128
Hecla Mining Co.	930	4,185
McEwen Mining, Inc.*	2,220	6,638
Metals USA Holdings Corp.*	1,270	20,663
Southern Copper Corp.	3,636	117,370
Titanium Metals Corp.	862	10,051

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Materials - 2.38% (continued)
Metals & Mining - 0.63% (continued)
Worthington Industries, Inc.	2,929	$63,559
		398,594

Paper & Forest Products - 0.00%
Verso Paper Corp.*	840	1,109

Telecommunication Services - 1.02%
Diversified Telecommunication Services - 1.01%
AT&T, Inc.	11,510	436,459
Globalstar, Inc.*	2,690	873
IDT Corp. - Class B	1,280	12,954
Premiere Global Services, Inc.*	760	6,962
Verizon Communications, Inc.	3,990	180,108
		637,356

Wireless Telecommunication Services - 0.01%
USA Mobility, Inc.	420	4,679

Utilities - 2.50%
Electric Utilities - 1.09%
American Electric Power Co., Inc.	650	27,456
Duke Energy Corp.	1,300	88,114
Entergy Corp.	190	13,807
Exelon Corp.	3,129	122,406
FirstEnergy Corp.	330	16,573
NextEra Energy, Inc.	1,020	72,318
Northeast Utilities	2,690	107,277
PPL Corp.	1,823	52,685
Southern Co. (The)	3,450	166,118
Xcel Energy, Inc.	670	19,631
		686,385

Gas Utilities - 0.20%
ONEOK, Inc.	2,810	125,073

Multi-Utilities - 0.88%
Alliant Energy Corp.	1,870	87,347
Ameren Corp.	6,080	207,997
CenterPoint Energy, Inc.	3,380	71,183
Consolidated Edison, Inc.	480	30,960
Dominion Resources, Inc.	1,830	99,387
DTE Energy Co.	60	3,682
NiSource, Inc.	420	10,748
Sempra Energy	290	20,419

ISI Strategy Fund
Schedule of Investments (continued)
July 31, 2012 (Unaudited)

Security	Shares	Market Value
COMMON STOCKS - 73.21% (continued)
Utilities - 2.50% (continued)
Multi-Utilities - 0.88% (continued)
Wisconsin Energy Corp.	620	$25,259
		556,982

Water Utilities - 0.33%
American Water Works Co., Inc.	5,670	205,538
Total Common Stocks (Cost $36,276,257)		$46,014,162

Security	Interest Rate	Maturity Date	Principal Amount	Market Value
US TREASURY OBLIGATIONS - 25.83%
US Treasury Notes	1.375%	11/15/12	$1,000,000	$1,003,672
US Treasury Notes	0.625%	12/31/12	3,750,000	3,757,912
US Treasury Notes	2.000%	01/31/16	1,250,000	1,321,485
US Treasury Notes	1.000%	03/31/17	2,000,000	2,041,094
US Treasury Notes	1.500%	03/31/19	1,000,000	1,037,422
US Treasury Notes	2.625%	08/15/20	1,600,000	1,779,501
US Treasury Notes	1.750%	05/15/22	3,500,000	3,583,125
US Treasury Bonds	8.125%	08/15/19	1,150,000	1,714,129
Total US Treasury Obligations (Cost $15,858,658)				$16,238,340

Security	Principal Amount	Market Value
REPURCHASE AGREEMENTS - 0.70%
JPMorgan Chase, N.A.
Dated 07/31/12, 0.11%, principal and interest in the amount of $441,001 to be repurchased 08/01/12, collateralized by US Treasury Inflation-Protected Note, par value of $340,000 due 07/15/17 with a value of $451,246 (Cost $441,000)	$441,000	$441,000
Total Investments - 99.74% (Cost $52,575,915)**	$62,693,502
Other Assets in Excess of Liabilities - 0.26%	162,858
Net Assets - 100.00%	$62,856,360

*	Non-income producing security.
**	Cost for Federal income tax purposes is $52,575,915 and net unrealized appreciation on a tax basis consists of:

Gross Unrealized Appreciation	$11,727,637
Gross Unrealized Depreciation	(1,610,050)
Net Unrealized Appreciation	$10,117,587

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and accounting principles generally accepted in the United States. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

ISI Strategy Fund
Notes to Schedule of Investments
July 31, 2012 (Unaudited)

1. Securities Valuation

ISI Strategy Fund’s (the “Fund”) exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price (“NOCP”) provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Debt securities may be valued at prices supplied by the Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate, and maturity. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund’s investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors (the “Board”). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the calculation of the net asset value per share, and the event is likely to affect the Fund’s net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

If a fair value is required, the sub-advisor, Los Angeles Capital Management and Equity Research, Inc., determines the value of the security until the Board meets to establish the fair value of the security.

As of July 31, 2012, there were no fair valued securities.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a frame work for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

ISI Strategy Fund
Notes to Schedule of Investments (continued)
July 31, 2012 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$46,014,162	$—	$—	$46,014,162
US Treasury Obligations	—	16,238,340	—	16,238,340
Repurchase Agreements	—	441,000	—	441,000
Total	$46,014,162	$16,679,340	$—	$62,693,502

The Fund’s policy is to disclose significant transfers between Levels based on valuations at the end of the reporting period. The Fund may hold securities which are periodically fair valued in accordance with the Fund’s Fair Value Procedures. This may result in movements between Level 1 and Level 2 throughout the period. There were no significant transfers between Level 1, 2, or 3 as of July 31, 2012, based on the valuation input Levels on October 31, 2011 for the Fund.

2. Investment Transactions

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

Item 2. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

The certifications as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   ISI Strategy Fund, Inc.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ R. Alan Medaugh
R. Alan Medaugh, President (Principal Executive Officer)

Date	September 20, 2012

By (Signature and Title)
/s/ Stephen V. Killorin
Stephen V. Killorin, Treasurer (Principal Financial Officer)

Date	September 20, 2012